Organization and Summary of Significant Accounting Policies (Details 10) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 216,859	$ 194,567
Property, plant and equipment, net	85,149	71,126
MEXICO
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	97,537	87,876
Property, plant and equipment, net	$ 43,954	$ 38,138